Operating segment information (Tables)	12 Months Ended
Dec. 31, 2020
Operating segment information
Schedule of operating segment information

	Operating	Operating	Expansion
Year ended 31 December 2020	assets_Tier 1	assets_Tier 2	assets	Total

Segment revenue (Note 5)
Sales to external customers	1,596,104	302,946	361,455	2,260,505
Intersegment sales				13,809
				2,274,314
Reconciliation:
Elimination of intersegment sales				(13,809)
Revenue				2,260,505

	Operating	Operating	Expansion
Year ended 31 December 2020	assets_Tier 1	assets_Tier 2	assets	Total

Segment results	455,990	17,414	(1,314)	472,090
Reconciliation:
Depreciation and amortization				(425,160)
Finance income				2,727
Finance costs				(263,810)
Foreign exchange losses				(49,389)
Transaction related costs of the Business Combination				(7,609)
Share-based compensation				(692)
Headquarter severance costs				(8,965)
Gain on disposal of subsidiaries				3,558
Change in fair value of warrant liabilities				(112,729)
Corporate and other unallocated expenses				(114,167)
Loss before tax				(504,146)

	Operating	Operating	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	assets_Tier 2	assets	Total
Segment revenue (Note 5)
Sales to external customers	54,775	14,523	10,737	80,035
Intersegment sales				4,159
				84,194
Reconciliation:
Elimination of intersegment sales				(4,159)

Revenue				80,035

	Operating	Operating	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	assets_Tier 2	assets	Total
(Restated)

Segment results	6,222	977	(3,934)	3,265
Reconciliation:
Elimination of intersegment results				(2,784)
Depreciation and amortization				(14,931)
Finance income				779
Finance costs				(29,503)
Foreign exchange losses				(2,641)
Transaction costs of the Business Combination				(165,842)
Share-based compensation				(10,514)
Change in fair value of warrant liabilities				(7,592)
Corporate and other unallocated expenses				(14,387)
Loss before tax				(244,150)